Goodwill And Intangible Assets (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Abstract]
Beginning of period	$ 151.2	$ 92.1
Acquisitions	2.6	59.1
End of period	$ 153.8	$ 151.2